Summary of Significant Accounting Policies - Schedule of Allowance of Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance of Expected Credit Losses [Line Items]
Allowance for expected credit losses	$ 85,431
Allowance for expected credit losses for accounts receivable [Member]
Schedule of Allowance of Expected Credit Losses [Line Items]
Allowance for expected credit losses	3,937
Allowance for expected credit losses for advance to suppliers [Member]
Schedule of Allowance of Expected Credit Losses [Line Items]
Allowance for expected credit losses	42,478
Allowance for expected credit losses for prepaid expenses and other current assets [Member]
Schedule of Allowance of Expected Credit Losses [Line Items]
Allowance for expected credit losses	20,187
Allowance for expected credit losses for amounts due from related parties [Member]
Schedule of Allowance of Expected Credit Losses [Line Items]
Allowance for expected credit losses	15,000
Allowance for expected credit losses for other non-current assets [Member]
Schedule of Allowance of Expected Credit Losses [Line Items]
Allowance for expected credit losses	$ 3,829